Average Annual Total Returns - Invesco Growth Multi-Asset Allocation ETF	ETF Inception Date	ETF 1 Year	ETF Since Inception	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions Since Inception	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Custom Invesco Growth Allocation ETF Index (80% MSCI ACWI Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) 1 Year	Custom Invesco Growth Allocation ETF Index (80% MSCI ACWI Index and 20% Bloomberg Barclays U.S. Aggregate Bond Index) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Feb. 23, 2017	10.92%	9.97%	10.05%	8.94%	6.57%	7.40%	15.01%	10.94%	18.40%	15.00%